STOCKHOLDERS' EQUITY (Details) - USD ($)		1 Months Ended																																								2 Months Ended		3 Months Ended		12 Months Ended						31 Months Ended
	Jan. 02, 2016	Apr. 30, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Mar. 31, 2015	Jan. 31, 2015	Dec. 31, 2014	Oct. 31, 2014	Jul. 31, 2014	Jun. 30, 2014	May. 31, 2014	Mar. 31, 2014	Feb. 28, 2014	Jan. 31, 2014	Dec. 31, 2013	Oct. 31, 2013	Aug. 31, 2013	Jul. 31, 2013	Jun. 30, 2013	May. 31, 2013	Mar. 31, 2013	Aug. 31, 2012	Feb. 28, 2012	Jan. 31, 2011	Nov. 30, 2010	Jun. 30, 2010	May. 31, 2010	Apr. 30, 2010	Jan. 31, 2010	Jun. 30, 2009	Jan. 31, 2009	Aug. 31, 2008	Jul. 31, 2008	Jan. 31, 2008	Nov. 30, 2007	Dec. 31, 2015	Jun. 30, 2015	Mar. 31, 2016	Aug. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2015	May. 31, 2015	Apr. 30, 2015	Aug. 21, 2014
Equity Issuance [Line Items]
Agreement with an institutional investor to sell common stock and investor committed to invest in common stock (upper limit)				$ 20,000,000																																										$ 20,000,000
Term of agreement with institutional investor				36 months																																										36 months
Share issued, value																																															$ 16,862
Common stock, shares authorized					250,000,000								250,000,000																													250,000,000		250,000,000		250,000,000	250,000,000					250,000,000	250,000,000	100,000,000
Subsequent Event [Member]
Equity Issuance [Line Items]
Additional shares issued		3,340
Additional shares issued, Amount		$ 2,000
Warrant One [Member]
Equity Issuance [Line Items]
Purchase price of options issued										$ 0.70
Expiration period										5 years
Option granted, number of shares vesting in installments										10,416
Stock option expense																																												$ 12,116		$ 23,449
Stock outstanding					125,000																																					125,000		125,000		125,000						125,000
Vesting immediately										10,416
Fair value of warrant										$ 46,897
Vesting period										12 months
Beginning date of shares vesting										Jul. 01, 2015
Number of common shares that can be purchased through warrant										125,000
Related Party [Member]
Equity Issuance [Line Items]
Number of common shares that can be purchased through option issuance																														10,000
Expiration period																														3 years
Shares rescinded/forfeited																				10,000
Exercise price of warrants																														$ 1.25
Fair value of warrant																														$ 10,453
Directors [Member]
Equity Issuance [Line Items]
Number of common shares that can be purchased through option issuance											50,000
Purchase price of options issued											$ 0.80
Expiration period			10 years								10 years									10 years																		3 years	3 years
Option granted, number of shares vesting in installments			10,000								10,000									10,000																		112,500	50,000
Shares rescinded/forfeited										100,000
Stock option expense																																												$ 76,878		$ 124,505
Stock outstanding					250,000																																					250,000		300,000		250,000						250,000
Vesting immediately			20,000								20,000									20,000																		212,500	50,000
Fair value of warrant					$ 24,901																																					$ 24,901				$ 24,901						$ 24,901
Shares Expired										100,000
Options issued			50,000																	50,000																		550,000	200,000
Option granted, purchase price			$ 0.68																	$ 0.715																		$ 1.42	$ 1.75
Option granted, value			$ 21,475																	$ 29,440
Frequency of vesting installments			quarterly
Beginning date of shares vesting			Apr. 01, 2016								Apr. 01, 2015									Apr. 01, 2014
Chief Executive Officer [Member]
Equity Issuance [Line Items]
Option granted, number of shares vesting in installments																																						87,500
Options issued																																						1,050,000
Option granted, purchase price																																						$ 1.75
Directors And CEO [Member]
Equity Issuance [Line Items]
Shares rescinded/forfeited										1,450,000
Shares Expired										150,000
Senior Advisor [Member]
Equity Issuance [Line Items]
Expiration period	5 years
Option granted, number of shares vesting in installments	9,375
Stock option expense																																												$ 11,599
Stock outstanding																																												125,000
Vesting immediately	31,250
Exercise price of warrants	$ 0.60
Fair value of warrant	$ 44,868
Vesting period	10 months
Number of common shares that can be purchased through warrant	125,000
Directors [Member]
Equity Issuance [Line Items]
Stock option expense																																												$ 6,000
Share issued, shares																																												10,282
Share issued, value																																												$ 6,000
Investor [Member]
Equity Issuance [Line Items]
Number of common shares that can be purchased through option issuance				20,000,000
Purchase price of options issued				$ 5,000,000
Term of agreement with institutional investor				36 months
Issued restricted common stock				350,000
Initial commitment fee																																												$ 237,965
Stock reserved for additional commitment fees																																												650,000
November 2007 Options Issuance [Member]
Equity Issuance [Line Items]
Number of common shares that can be purchased through option issuance																																									1,752,000										750,000
Purchase price of options issued																																									$ 0.72
Expiration period																																									5 years
Option granted, number of shares vesting in installments																																									146,000
Shares rescinded/forfeited																																																			125,000
Stock option expense														$ 245,082
Stock outstanding					1,002,000																																					1,002,000				1,002,000						1,002,000
Common stock available for issuance before August 21, 2014																																																							8,000,000
Common stock available for issuance																																																							10,000,000
January 2008 Options Issuance [Member]
Equity Issuance [Line Items]
Number of common shares that can be purchased through option issuance																																								100,000
Purchase price of options issued																																								$ 0.72
Option granted, number of shares vesting in installments																																								25,000
Stock option expense														$ 21,462
Stock outstanding					100,000																																					100,000				100,000						100,000
Vesting immediately																																								25,000
New Employee One [Member]
Equity Issuance [Line Items]
Expiration period																																					5 years
Stock option expense																																																		$ 13,136
Option granted, purchase price																																					$ 0.25
Option granted, value																																					$ 13,136
Proceeds from issuance of common stock and warrants																				$ 2,500													$ 3,750
Number of shares purchased																				10,000													15,000
Exercise of options, shares																				10,000
New Employee [Member]
Equity Issuance [Line Items]
Expiration period																																				5 years
Stock option expense																																																		21,085
Option granted, purchase price																																				$ 0.34
Option granted, value																																				$ 21,085
Proceeds from issuance of common stock and warrants																	$ 8,500
Number of shares purchased																	25,000
Warrant Transaction for Accounting Services [Member]
Equity Issuance [Line Items]
Expiration period															5 years																					5 years
Option granted, number of shares vesting in installments															8,337																					23,200
Stock option expense																																														$ 21,238	$ 32,050		$ 213,459	$ 177,883
Vesting immediately															8,333																					46,400
Exercise price of warrants															$ 0.95																					$ 0.34
Fair value of warrant															$ 53,288																					$ 391,342
Proceeds from issuance of common stock and warrants																$ 56,580		$ 86,250							$ 6,900				$ 6,900					$ 3,450
Number of shares purchased																164,000		250,000							20,000				20,000					10,000
Frequency of vesting installments																																														monthly
Vesting period															12 months																					18 months
Number of common shares that can be purchased through warrant															100,000																					464,000
Warrants outstanding					100,000											164,000																										100,000				100,000						100,000
New Director One [Member]
Equity Issuance [Line Items]
Expiration period																																			5 years
Option granted, number of shares vesting in installments																																			162,500
Stock option expense																																																$ 306,765	$ 580,167
Vesting immediately																																			162,500
Exercise price of warrants																																			$ 1.51
Fair value of warrant																																			$ 1,188,000
Shares Expired												487,500																																				487,500
Vesting period																																			3 years
Number of common shares that can be purchased through warrant																														650,000					650,000
Employee [Member]
Equity Issuance [Line Items]
Expiration period													10 years																			2 years
Option granted, number of shares vesting in installments													7,500																		125,000	12,500
Stock option expense																																														$ 7,362
Stock outstanding					15,000																																					15,000				15,000						15,000
Vesting immediately													7,500																		125,000
Options issued																															250,000	100,000
Option granted, purchase price													$ 0.77																		$ 1.00	$ 1.50
Option granted, value													$ 7,362
Vesting period													3 months
November 2010 Director [Member]
Equity Issuance [Line Items]
Number of common shares that can be purchased through option issuance								100,000
Expiration period								5 years																							3 years
Option granted, number of shares vesting in installments																															75,000
Shares rescinded/forfeited										200,000
Stock outstanding					100,000																																					100,000				100,000						100,000
Vesting immediately																															75,000
Options issued																															300,000
Option granted, purchase price																															$ 1.00
Increase in fair value of the modified options								$ 33,393
August 2012 New Employee [Member]
Equity Issuance [Line Items]
Number of common shares that can be purchased through option issuance																												100,000
Expiration period																												5 years
Option granted, number of shares vesting in installments																												12,500
Shares rescinded/forfeited																	75,000		25,000
Stock option expense																																														$ 0	3,012
Option granted, purchase price																												$ 0.925
Option granted, value																												$ 74,486
Frequency of vesting installments																																														Every 3 months
March 2013 New Employee [Member]
Equity Issuance [Line Items]
Expiration period																											10 years
Option granted, number of shares vesting in installments																											9,375
Stock option expense																																														$ 6,551	40,539
Stock outstanding						75,000
Option granted, purchase price																											$ 1.16
Option granted, value																											$ 81,076
Frequency of vesting installments																																														Quarterly
May 2013 New Employee [Member]
Equity Issuance [Line Items]
Expiration period																										10 years
Option granted, number of shares vesting in installments																										1,250
Shares rescinded/forfeited																		2,500			7,500
Stock option expense																																														$ 0	0
Options issued																										10,000
Option granted, purchase price																										$ 1.03
Option granted, value																										$ 9,574
Frequency of vesting installments																																														Quarterly
May 2013 New Employee 1 [Member]
Equity Issuance [Line Items]
Expiration period																										10 years
Option granted, number of shares vesting in installments																										25,000
Stock option expense																																														$ 0	20,425
Stock outstanding					100,000																																					100,000				100,000						100,000
Options issued																										100,000
Option granted, purchase price																										$ 1.00
Option granted, value																										$ 80,824
Frequency of vesting installments																																														August 1, 2013, October 1, 2013 and quarterly thereafter
Institutional Investor [Member]
Equity Issuance [Line Items]
Proceeds from issuance of common stock and warrants																																															$ 1,036,148					$ 1,514,647
Number of shares purchased																																															1,063,648					1,563,648
Agreement with an institutional investor to sell common stock and investor committed to invest in common stock (upper limit)																									$ 20,000,000
Common stock issued to institutional investor as commitment fee, shares																									200,000																						15,630					23,272
Common stock issued to institutional investor as commitment fee																									$ 170,000																						$ 16,862					$ 24,745
Common stock reserved for additional commitment fees to the institutional investor																									400,000																											376,728
Warrant Transaction for Consulting Services [Member]
Equity Issuance [Line Items]
Expiration period																								5 years
Stock option expense																																														$ 0	24,257
Stock outstanding					100,000																																					100,000				100,000						100,000
Exercise price of warrants																								$ 0.90
Fair value of warrant																								$ 48,915
Frequency of vesting installments																																														with 8,333 vesting each month for the first eleven months and 8,337 vesting the twelfth month from date of grant
Vesting period																								12 months
Number of common shares that can be purchased through warrant																								100,000
August 2013 New Employee 1 [Member]
Equity Issuance [Line Items]
Expiration period																							10 years
Stock option expense																																														$ 0	0
Stock outstanding					25,000																																					25,000				25,000						25,000
Options issued																							25,000
Option granted, purchase price																							$ 0.84
Option granted, value																							$ 17,852
Director One [Member]
Equity Issuance [Line Items]
Expiration period																							10 years
Option granted, number of shares vesting in installments																							10,000
Stock option expense																																														$ 0	7,219
Stock outstanding					50,000																																					50,000				50,000						50,000
Vesting immediately																							20,000
Options issued																							50,000
Option granted, purchase price																							$ 0.84
Option granted, value																							$ 35,704
Frequency of vesting installments																																														Quarterly
Beginning date of shares vesting																							Oct. 01, 2013
New Director Two [Member]
Equity Issuance [Line Items]
Expiration period																						10 years
Option granted, number of shares vesting in installments																						50,000
Stock option expense																																												$ 10,852		$ 43,527	43,527
Stock outstanding					200,000																																					200,000		200,000		200,000						200,000
Options issued																						200,000
Option granted, purchase price																						$ 0.93
Option granted, value																						$ 174,106
Frequency of vesting installments																																														Annual
Beginning date of shares vesting																						Nov. 01, 2013
Senior Advisor [Member]
Equity Issuance [Line Items]
Expiration period																					5 years
Option granted, number of shares vesting in installments																					7,500
Stock option expense																																														$ 0	53,313
Stock outstanding					100,000																																					100,000				100,000						100,000
Vesting immediately																					25,000
Exercise price of warrants																					$ 0.715
Fair value of warrant																					$ 53,313
Frequency of vesting installments																																														Monthly
Vesting period																					10 months
Number of common shares that can be purchased through warrant																					100,000
Directors [Member]
Equity Issuance [Line Items]
Stock option expense																																														$ 0	117,760
Stock outstanding					200,000																																					200,000				200,000						200,000
Frequency of vesting installments																																														Quarterly
March 2014 New Employee1 [Member]
Equity Issuance [Line Items]
Expiration period																		10 years
Option granted, number of shares vesting in installments																		3,750
Stock option expense																																												$ 1,552		$ 11,652	10,100
Stock outstanding					30,000																																					30,000		30,000		30,000						30,000
Options issued																		30,000
Option granted, purchase price																		$ 0.92
Option granted, value																		$ 23,304
Frequency of vesting installments																																														Quarterly
March 2014 New Employee 2 [Member]
Equity Issuance [Line Items]
Expiration period																		10 years
Option granted, number of shares vesting in installments																		9,375
Stock option expense																																												$ 4,363		$ 29,192	24,829
Stock outstanding					75,000																																					75,000		75,000		75,000						75,000
Options issued																		75,000
Option granted, purchase price																		$ 0.92
Option granted, value																		$ 58,384
Frequency of vesting installments																																														Quarterly
March 2014 New Employee 3 [Member]
Equity Issuance [Line Items]
Expiration period																		10 years
Option granted, number of shares vesting in installments																		6,250
Stock option expense																																												$ 3,331		$ 19,427	16,164
Stock outstanding					50,000																																					50,000		50,000		50,000						50,000
Options issued																		50,000
Option granted, purchase price																		$ 0.92
Option granted, value																		$ 38,922
Frequency of vesting installments																																														Quarterly
March 2014 New Employee 4 [Member]
Equity Issuance [Line Items]
Expiration period																		10 years
Option granted, number of shares vesting in installments																		15,625
Shares rescinded/forfeited						93,750			31,250
Stock option expense																																														$ 24,183	47,975
Options issued																		125,000
Option granted, purchase price																		$ 0.92
Option granted, value																		$ 96,211
Frequency of vesting installments																																														Quarterly
Beginning date of shares vesting																		Apr. 01, 2014
March 2014 New Employee 5 [Member]
Equity Issuance [Line Items]
Expiration period																		10 years
Option granted, number of shares vesting in installments																		7,500
Stock option expense																																														$ 60	22,162
Stock outstanding					30,000																																					30,000				30,000						30,000
Options issued																		30,000
Option granted, purchase price																		$ 0.92
Option granted, value																		$ 22,222
Frequency of vesting installments																																														Quarterly
Beginning date of shares vesting																		Apr. 01, 2014
Chief Executive Officer [Member]
Equity Issuance [Line Items]
Expiration period																		10 years
Option granted, number of shares vesting in installments																		10,000
Stock option expense																																														$ 80	29,550
Stock outstanding					40,000																																					40,000				40,000						40,000
Options issued																		40,000
Option granted, purchase price																		$ 0.92
Option granted, value																		$ 29,630
Frequency of vesting installments																																														Quarterly
Beginning date of shares vesting																		Apr. 01, 2014
Warrant Transaction for Consulting Services [Member]
Equity Issuance [Line Items]
Expiration period																		5 years
Option granted, number of shares vesting in installments																		7,500
Shares rescinded/forfeited														22,500
Stock option expense																																														$ 0	39,061
Stock outstanding					77,500																																					77,500				77,500						77,500
Vesting immediately																		25,000
Exercise price of warrants																		$ 0.92
Fair value of warrant																		$ 66,936
Frequency of vesting installments																																														Monthly
Beginning date of shares vesting																		Apr. 01, 2014
Number of common shares that can be purchased through warrant					100,000													100,000																								100,000				100,000						100,000
Option granted, total number of shares vesting in installments																		75,000
New Director [Member]
Equity Issuance [Line Items]
Expiration period																	10 years
Option granted, number of shares vesting in installments																	50,000
Stock option expense																																												$ 7,636		$ 30,628	50,264
Stock outstanding					200,000																																					200,000		200,000		200,000						200,000
Vesting immediately																	50,000
Options issued																	200,000
Option granted, purchase price																	$ 0.763
Option granted, value																	$ 122,515
Frequency of vesting installments																																														Annually
Common Stock And Warrants [Member]
Equity Issuance [Line Items]
Expiration period															5 years	5 years
Proceeds from issuance of common stock and warrants																																													$ 3,140,000
Number of units offered (upper limit)																																											20		60
Number of shares comprising unit																																											100,000		50,000
Share issued, shares																																											2,816,199		4,207,600
Number of common shares that can be purchased through warrant																																											2,816,199		4,207,600
Common Stock And Warrants [Member] | Warrant One [Member]
Equity Issuance [Line Items]
Exercise price of warrants					$ 1.00																																					$ 1.00				$ 1.00						$ 1.00
Number of common shares that can be purchased through warrant					2,103,800																																					2,103,800				2,103,800						2,103,800
Common Stock And Warrants [Member] | Warrant Two [Member]
Equity Issuance [Line Items]
Exercise price of warrants					$ 1.25																																					$ 1.25				$ 1.25						$ 1.25
Number of common shares that can be purchased through warrant					2,103,800																																					2,103,800				2,103,800						2,103,800
Common Stock And Warrants [Member] | Warrant Three [Member]
Equity Issuance [Line Items]
Exercise price of warrants					$ 0.85																																					$ 0.85				$ 0.85						$ 0.85
Number of common shares that can be purchased through warrant					1,408,102																																					1,408,102				1,408,102						1,408,102
Common Stock And Warrants [Member] | Warrant Four [Member]
Equity Issuance [Line Items]
Exercise price of warrants					$ 1.02																																					$ 1.02				$ 1.02						$ 1.02
Number of common shares that can be purchased through warrant					1,408,097																																					1,408,097				1,408,097						1,408,097
Units [Member]
Equity Issuance [Line Items]
Exercise price of warrants					$ 0.80																																					$ 0.80				$ 0.80						$ 0.80
Number of shares comprising unit																																										50,000			67,000
Number of common shares that can be purchased through warrant					82,866																																					82,866				82,866						82,866
Units [Member] | Warrant One [Member]
Equity Issuance [Line Items]
Exercise price of warrants																																											$ 0.85		$ 1.00
Number of common shares that can be purchased through warrant																																											73,530		33,500
Units [Member] | Warrant Two [Member]
Equity Issuance [Line Items]
Exercise price of warrants																																											$ 1.02		$ 1.25
Number of common shares that can be purchased through warrant																																											73,530		33,500
Director Serving On Operations Committee [Member]
Equity Issuance [Line Items]
Stock option expense																																														$ 10,000	$ 14,000
Number of common stock issued for investor relations services																																														12,040	15,687
Fair value of common stock issued for investor relations services																																														$ 24,000	$ 24,000
Common Stock for Investor Relations Services [Member]
Equity Issuance [Line Items]
Number of common stock issued for investor relations services					37,500								12,500
Fair value of common stock issued for investor relations services					$ 41,075								$ 41,075
Investor relations expense																																														30,575	10,500
December 2014 Senior Advisor [Member]
Equity Issuance [Line Items]
Stock option expense																																														$ 46,576
Vesting immediately													25,000
Fair value of warrant													$ 46,576																																		$ 46,576
Option granted, purchase price													$ 0.77
Number of common shares that can be purchased through warrant													100,000																																		100,000
Warrants outstanding					100,000																																					100,000				100,000						100,000
March 2015 Employee [Member]
Equity Issuance [Line Items]
Expiration period											10 years
Stock option expense																																														$ 1,231
Stock outstanding					2,500																																					2,500				2,500						2,500
Option granted, purchase price											$ 0.80
Option granted, value											$ 1,231
Number of shares purchased											2,500
July 2015 Employees and director [Member]
Equity Issuance [Line Items]
Expiration period										10 years
Stock option expense																																														$ 931,284
Stock outstanding					2,100,000																																					2,100,000				2,100,000						2,100,000
Options issued										2,100,000
Option granted, purchase price										$ 0.70
Option granted, value										$ 931,284
August 2015 Employee [Member]
Equity Issuance [Line Items]
Expiration period									10 years
Option granted, number of shares vesting in installments									12,500
Stock option expense																																												$ 4,990		$ 12,727
Stock outstanding					50,000																																					50,000		50,000		50,000						50,000
Vesting immediately									12,500
Options issued									50,000
Option granted, purchase price									$ 0.67
Option granted, value									$ 19,930
August 2015 New Director [Member]
Equity Issuance [Line Items]
Expiration period									10 years
Option granted, number of shares vesting in installments									50,000
Stock option expense																																												$ 5,648		$ 30,518
Stock outstanding					200,000																																					200,000		200,000		200,000						200,000
Vesting immediately									50,000
Options issued									200,000
Option granted, purchase price									$ 0.69
Option granted, value									$ 90,615
Director One Serving On Operations Committee [Member]
Equity Issuance [Line Items]
Stock option expense																																														$ 8,387
Share issued, shares			3,330	3,750
Share issued, value			$ 2,000	$ 2,000
Number of common stock issued for investor relations services																																														12,718
Fair value of common stock issued for investor relations services																																														$ 8,387
October 2015 Employee [Member]
Equity Issuance [Line Items]
Option granted, number of shares vesting in installments							4,375
Stock option expense																																												$ 2,046		$ 1,782
Stock outstanding					35,000																																					35,000		35,000		35,000						35,000
Vesting immediately							4,375
Options issued							35,000
Option granted, purchase price							$ 0.74
Option granted, value							$ 16,393
November 2015 Chief Executive Officer [Member]
Equity Issuance [Line Items]
Option granted, number of shares vesting in installments						12,500
Stock option expense																																												$ 8,232
Stock outstanding																																												100,000
Vesting immediately						12,500
Options issued						100,000
Option granted, purchase price						$ 0.86
Option granted, value						$ 33,108
Private Placement [Member]
Equity Issuance [Line Items]
Expiration period																																										5 years
Proceeds from issuance of common stock and warrants																																										$ 2,400,000
Share issued, shares																																										3,977,568
Number of common shares that can be purchased through warrant					3,977,568																																					3,977,568				3,977,568						3,977,568